Capital Stock (Details) - CAD ($)				12 Months Ended
		Dec. 20, 2019	May 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of common shares
Shares repurchased and cancelled under a normal course issuer bid			(421,300)	(751,800)	(441,400)
Shares repurchased and cancelled under a substantial issuer bid		4,000,000
Amount of common shares
Balance				$ 83,594,000	$ 80,709,000	$ 38,284,000
Shares issued upon exercise of stock options				20,000	363,000	520,000
Balance				$ 26,942,000	$ 83,594,000	$ 80,709,000
Shares repurchased and cancelled under a substantial issuer bid		$ 26,000,000
Share Capital
Number of common shares
Balance				15,547,812	15,782,327
Shares issued upon exercise of stock options				8,001	206,885
Shares repurchased and cancelled under a normal course issuer bid	[1]			(751,800)	(441,400)
Balance				10,804,013	15,547,812	15,782,327
Shares repurchased and cancelled under a substantial issuer bid	[2]			(4,000,000)
Amount of common shares
Balance				$ 122,887,000	$ 125,734,000	$ 124,700,000
Shares issued upon exercise of stock options				37,000	654,000	870,000
Shares repurchased and cancelled under a normal course issuer bid	[1]			(5,955,000)	(3,501,000)
Balance				85,364,000	$ 122,887,000	$ 125,734,000
Shares repurchased and cancelled under a substantial issuer bid	[2]			$ (31,605,000)

[1]	On May 16, 2018, the Company announced that the TSX-V accepted the Company’s notice of its intention to make a normal course issuer bid (the “2018 NCIB”). Under the terms of the 2018 NCIB, the Company could have acquired up to an aggregate of 794,088 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2018 NCIB was in place. The 2018 NCIB commenced on May 28, 2018 and ended on May 27, 2019. During the twelve months of the 2018 NCIB, the Company purchased and cancelled 771,900 common shares for a total cost of $5,085. The prices that the Company paid for the common shares purchased was the market price of the shares at the time of purchase.
[2]	On December 20, 2019, the Company completed a Substantial Issuer Bid (“SIB”) pursuant to which the Company purchased 4,000,000 of its common shares for cancellation at a set purchase price of $6.50 per common share for a total purchase price of $26,000 in cash. The Company incurred an additional $138 on transaction costs related to the SIB for a total aggregate purchase price paid of $26,138. During the year ended December 31, 2019, the Company recorded $5,466 directly in its retained deficit representing the difference between the aggregate price paid for these common shares and a reduction of the Company’s share capital totaling $31,605.